Consolidated Balance Sheets - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Current Assets:
Cash	$ 153,914	$ 76,019
Restricted cash	80,293	465,108
Accounts receivable, net	12,286,665	11,874,127
Notes receivable	172,348
Advances to suppliers, net	991,518	916,818
Inventories	1,750,369	1,546,617
Prepaid expenses and other current assets, net	283,061	411,263
Total current assets	15,718,168	15,289,952
Non-current assets:
Fixed deposits	2,665,993	2,629,467
Non-current accounts receivable	670,146	1,448,214
Prepayment for land use rights	1,403,154	1,383,930
Deferred offering costs	588,013	455,395
Property and equipment, net	2,790,891	3,091,893
Intangible assets, net	539,925	547,354
Deferred tax assets, net	533,345	433,591
Other non-current assets	169,933	73,223
Total non-current assets	9,361,400	10,063,067
Total Assets	25,079,568	25,353,019
Current Liabilities:
Short-term loans	6,857,415	9,680,589
Accounts payable	4,694,905	4,360,460
Advances from customers	1,027,164	1,029,455
Taxes payable	3,273,227	3,329,494
Due to related parties	131,574	155,512
Other payables and other current liabilities	1,033,729	950,924
Total current liabilities	17,018,014	19,506,434
Non-current Liabilities:
Long-term loans	3,806,557	297,545
Total non-current liabilities	3,806,557	297,545
Total Liabilities	20,824,571	19,803,979
Commitments and Contingencies
Equity:
Ordinary shares (par value $0.0001 per share,500,000,000 shares authorized,17,000,000 shares issued and outstanding)	1,700	1,700
Subscription receivable	(1,699)	(1,699)
Additional paid-in capital	2,236,677	2,236,677
Statutory reserves	755,100	755,100
Retained earnings	1,583,977	2,955,118
Accumulated other comprehensive loss	(258,907)	(339,563)
Total shareholders’ equity of the Company	4,316,848	5,607,333
Non-controlling interests	(61,851)	(58,293)
Total Equity	4,254,997	5,549,040
Total Liabilities and Equity	$ 25,079,568	$ 25,353,019